New York Life Insurance Company
51 Madison Avenue, New York, NY 10010
(212) 576-5522 Fax: (212) 576-7101
E-mail : Charles_F_Furtado@newyorklife.com www.newyorklife.com

Charles F. Furtado, Jr.
Assistant General Counsel
October 19, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Universal Life Separate Account – I (“Registrant”)
Post-Effective Amendment No. 5 to Registration Statement on Form N-6
New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator
Insurance Policies (the “Policies”) File Nos. 811-07798/333-147707
Commissioners:
     Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Post-Effective Amendment No. 5 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-147707) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and of Amendment No. 78 under the Investment Company Act of 1940.
     For convenience, this letter uses the same defined terms used in the prospectus for the Policies contained in the Registration Statement (the “Prospectus”).
1. Purpose of Amendment
     Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the 1933 Act to:
•	revise the Prospectus through a supplement to describe the new Guaranteed Minimum Accumulation Benefit Rider (the “GMAB Rider”); and

•	revise the Statement of Additional Information to provide disclosure on the GMAB Rider;

•	include exhibits required by Form N-6; and

•	make other non-material changes.
     Registrant represents that the Amendment effects no other material changes to the Registration Statement.
2. Timetable for Effectiveness
     We are asking that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on December 19, 2011. The GMAB Rider will be available to new policyowners on February 20, 2012. Registrant will file a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material changes to the Registration Statement and the Prospectus and Statement of Additional Information contained therein.
     Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522.

Very truly yours,

Charles F. Furtado, Jr.
Assistant General Counsel

cc: Mr. Patrick Scott